Inventories, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2021	March 31, 2022
Work in process	$20,760	$23,124
Raw materials	25,266	26,128
Finished goods	7,398	8,829
Total	$53,424	$58,081

	December 31, 2020	December 31, 2021
Work in process	$22,167	$20,760
Raw materials	17,451	25,266
Finished goods	5,350	7,398
Total	$44,968	$53,424